CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses		$ 4,374,000		$ 1,046,000		$ 8,879,000	$ 2,828,000	$ 4,460,000	$ 4,776,000
Research and development		3,684,000		2,219,000		10,175,000	7,254,000	9,443,000	10,514,000
Total operating expenses		8,058,000		3,265,000		19,054,000	10,082,000	13,903,000	15,290,000
Loss from operations		(8,058,000)		(3,265,000)		(19,054,000)	(10,082,000)	(13,903,000)	(15,290,000)
Nonoperating Income (Expense) [Abstract]
Interest income		160,000		0		163,000	71,000	76,000	684,000
Other (expense) income, net		(94,000)		(47,000)		694,000	(32,000)	(55,000)	12,000
Total other income, net		66,000		(47,000)		857,000	39,000	21,000	696,000
Loss before income taxes		(7,992,000)		(3,312,000)		(18,197,000)	(10,043,000)	(13,882,000)	(14,594,000)
Provision for income taxes		(3,000)		0		(22,000)	0	(7,000)	(108,000)
Net income (loss)		(7,995,000)		(3,312,000)		(18,219,000)	(10,043,000)	(13,889,000)	(14,702,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Foreign currency translation adjustment		(23,000)		121,000		48,000	61,000	188,000	(62,000)
Total comprehensive loss		$ (8,018,000)		$ (3,191,000)		$ (18,171,000)	$ (9,982,000)	$ (13,701,000)	$ (14,764,000)
Net loss per share, basic and diluted		$ (0.78)		$ (0.32)		$ (1.78)	$ (0.98)	$ (1.36)	$ (1.44)
Weighted-average shares outstanding, basic and diluted		10,258,463		10,245,074		10,249,586	10,245,074	10,245,074	10,223,375
Ivanhoe Capital Acquisition Corp [Member]
General and administrative expenses		$ 2,468,694	$ 20,233		$ 32,821	$ 5,919,125
General and administrative expenses - related party		30,000				90,000
Total operating expenses		(2,498,694)	(20,233)			(6,009,125)
Nonoperating Income (Expense) [Abstract]
Income from investments held in Trust Account		4,168				52,152
Change in fair value of derivative warrant liabilities		5,856,830				1,388,270
Change in fair value of convertible note - related party		11,814				(119,446)
Offering costs - derivative warrant liabilities						(855,043)
Interest income						52,152
Net income (loss)		$ 3,374,118	$ (20,233)		$ (32,821)	$ (5,543,192)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Net loss per share, basic and diluted					$ (0.01)
Weighted-average shares outstanding, basic and diluted	[1],[2]				6,000,000
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Net loss per share, basic and diluted		$ 0.10				$ (0.17)
Weighted-average shares outstanding, basic and diluted		27,600,000				26,589,011
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Net loss per share, basic and diluted		$ 0.10	$ 0.00			$ (0.17)
Weighted-average shares outstanding, basic and diluted		6,900,000	6,000,000			6,867,033

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).